Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Accounts receivable due from related party	$ 12,300		$ 12,300		$ 5,800	$ 3,100
Accounts payable to related party					272	122
Noncontrolling Common Stockholder
Related Party Transaction
Accounts receivable due from related party	113		113		38	123
Accounts payable to related party	434		434		272
Noncontrolling Common Stockholder | Research and development
Related Party Transaction
Related party transaction expenses				$ 21
Noncontrolling Common Stockholder | Sale of Products
Related Party Transaction
Products sold to related party	113	$ 58	153	216	241	269
Noncontrolling Common Stockholder | License Maintenance Fee
Related Party Transaction
Related party transaction expenses	50		150	100	200	200
Common Stockholder
Related Party Transaction
Products sold to related party		178		293
Accounts receivable due from related party	532		532		426
Common Stockholder | Reimbursement for research and development
Related Party Transaction
Products sold to related party			408
Common Stockholder | Reimbursement from payroll related costs
Related Party Transaction
Related party transaction expenses					21	71
Common Stockholder | Sale of Products
Related Party Transaction
Products sold to related party	174		877			37
Common Stockholder | License Maintenance Fee
Related Party Transaction
Related Party Transaction, Reduction Of Expenses From Transactions With Related Party	38		113
Common Stockholder | License Fee Income
Related Party Transaction
Products sold to related party	31	38	5,100	113
Common Stockholder | Interest Expense
Related Party Transaction
Related party transaction expenses	153	153	457	455
Accounts receivable due from related party		16,000		16,000
Common Stockholder | Other Receivable
Related Party Transaction
Accounts receivable due from related party	338		338
Common Stockholder | EPI Gen 4 Wafer Growth Sales [Member]
Related Party Transaction
Products sold to related party	280	0	280	0
Common Stockholder | Reimbursements In License Maintenance [Member]
Related Party Transaction
Products sold to related party		16,000
Convertible Preferred Stockholder
Related Party Transaction
Accounts receivable due from related party					426	54
Convertible Preferred Stockholder | Reimbursement for research and development
Related Party Transaction
Products sold to related party					195
Convertible Preferred Stockholder | Sale of Products
Related Party Transaction
Products sold to related party					504	166
Convertible Preferred Stockholder | License Fee Income
Related Party Transaction
Products sold to related party					9,200	3,000
Corporate Joint Venture
Related Party Transaction
Accounts receivable due from related party	11,300		11,300		5,300	3,000
Corporate Joint Venture | Related Party Services
Related Party Transaction
Related party transaction expenses	60	379	228	477	211	751
Corporate Joint Venture | Research and development
Related Party Transaction
Related party transaction expenses	418	117	1,100	320	695	560
Corporate Joint Venture | Reimbursement for research and development
Related Party Transaction
Related party transaction expenses			408		195
Corporate Joint Venture | Commitment For Services
Related Party Transaction
Related party transaction expenses			84		444
Corporate Joint Venture | Reimbursement from payroll related costs
Related Party Transaction
Related party transaction expenses	$ 10	$ 6	$ 11	$ 21	$ 14	175
Noncontrolling Common Stockholder And Noteholder
Related Party Transaction
Accounts receivable due from related party						$ 10